As filed with the Securities and Exchange Commission on November 15, 2004

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21279

THE MERGER FUND VL
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York 10595
(Address of principal executive offices) (Zip code)

Bonnie L. Smith
100 Summit Lake Drive
Valhalla, New York 10595
(Name and address of agent for service)

914-741-5600
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

Item 1. Schedule of Investments.

The Merger Fund VL
SCHEDULE OF INVESTMENTS
September 30, 2004 (unaudited)

Shares		Value

COMMON STOCKS - 75.40%*

	Banks - 4.32%*
1,258	Riggs National Corporation	$ 27,928
400	SouthTrust Corporation	16,664
		44,592

	Broadcasting - 0.93%*
355	Lin TV Corp **	6,915
80	Viacom Inc.	2,685
		9,600

	Cable TV - 2.95%*
920	Cox Communications, Inc. (2) **	30,480

	Chemicals - 2.88%*
1,400	Millennium Chemicals Inc. **	29,694

	Computer Software - 2.88%*
1,500	PeopleSoft, Inc. **	29,775

	Consulting Services - 0.90%*
800	Gartner, Inc. - Class B (2) **	9,240

	Drug Development Services - 1.91%*
535	Inveresk Research Group, Inc. **	19,736

	Electric Utilities - 2.36%*
1,000	Unisource Energy Corporation	24,350

	Entertainment - 2.75%*
457	Blockbuster Inc. - Class A (2)	3,469
2,150	Metro-Goldwyn-Mayer Inc. **	24,875
		28,344

	Hospitals and Nursing Homes - 1.47%*
725	Province Healthcare Company (3)**	15,167

	Hotels & Gaming - 6.02%*
1,664	Caesars Entertainment, Inc. (3) **	27,789
500	Mandalay Resort Group (2) **	34,325
		62,114

	Human Resources - 0.51%*
1,000	Exult Inc. **	5,260

	Information Technology - 0.27%*
200	The Titan Corporation (2) **	2,794

	Managed Care - 4.79%*
470	WellPoint Health Networks Inc. (2) **	49,392

	Medical - 2.04%*
286	UnitedHealth Group Incorporated (2)	21,090

	Metals & Mining - 1.01%*
600	Noranda, Inc. (1)	10,470

	Paper & Forest Products - 0.95%*
295	Boise Casccade Corporation	9,818

	Pharmaceuticals - 4.53%*
1,300	ILEX Oncology, Inc. (2) **	32,721
1,180	King Pharmaceuticals, Inc. (2) **	14,089
		46,810

	Pharmacy Services - 0.98%*
400	NeighborCare, Inc. **	10,140

	Publishing - 1.85%*
700	Information Holdings Inc. **	19,061

	Real Estate Investment Trusts - 5.39%*
550	Chelsea Property Group, Inc.	36,905
280	The Rouse Company	18,726
		55,631

	Security Systems - 4.14%*
950	InVision Technologies, Inc. **	42,740

	Semiconductors - 0.98%*
568	STATS ChipPAC Ltd. - ADR **	3,397
10,800	STATS ChipPAC Ltd. (1) **	6,671
		10,068

	Telecommunications Equipment - 4.58%*
2,975	Advanced Fibre Communications, Inc. **	47,302

	Telephony - 12.15%*
4,650	AT&T Wireless Services Inc. (2) **	68,727
2,825	NextWave Telecom Inc. - Class B (4) **	15,538
2,700	Price Communications Corporation **	41,175
		125,440

	Transaction Processing - 0.94%*
520	InterCept, Inc. **	9,740

	Travel-Related Services - 0.92%*
350	Orbitz, Inc. **	9,520

	TOTAL COMMON STOCKS
	(Cost $767,002)	778,368

Principal Amount

CORPORATE BONDS - 2.15%*
	Adelphia Communications Corporation
24,000	9.38%, 11/15/2009 D	22,200

	TOTAL CORPORATE BONDS (Cost $22,709)	22,200

SHORT-TERM INVESTMENTS - 4.46% *
46,056	First American Prime Obligations Fund	46,056

	TOTAL SHORT-TERM INVESTMENTS (Cost $46,056)	46,056

	TOTAL INVESTMENTS
	(Cost $835,767)	$846,624

ADR- American Depository Receipt
* Calculated as a percentage of net assets.
** Non-income producing security.
D Security in default.
(1) Foreign security.
(2) All or a portion of the shares have been committed as collateral for open short positions.
(3) All or a portion of the shares have been committed as collateral for written option contracts.
(4) All or a portion of the shares have been committed as collateral for short foreign currency contracts.

The Merger Fund VL
SCHEDULE OF SECURITIES SOLD SHORT
September 30, 2004 (unaudited)

Shares		Value
470	Anthem, Inc.	$ 41,007
800	Blockbuster Inc. - Class A	6,072
263	Charles River Laboratories International, Inc.	12,045
800	Gartner, Inc.	9,352
562	Genzyme Corporation	30,578
360	Harrah's Entertainment, Inc.	19,073
189	LifePoint Hospitals, Inc.	5,672
1,330	Lyondell Chemical Company	29,872
720	Mylan Laboratories Inc.	12,960
337	PNC Financial Services Group	18,232
1	Sanofi-Aventis - ADR	37
165	Simon Property Group, Inc.	8,849
145	Simon Property Group, L.P.	7,540
2,045	Tellabs, Inc.	18,793
286	UnitedHealth Group Incorporated	21,090
200	Verizon Communications Inc.	7,876
358	Wachovia Corporation	16,808

	TOTAL SECURITIES SOLD SHORT
	(Proceeds $254,180)	$ 265,856

The Merger Fund VL
SCHEDULE OF OPTIONS WRITTEN
September 30, 2004 (unaudited)

Contracts (100 shares per contract)		Value
CALL OPTIONS
	Boise Casccade Corporation
200	Expiration November 20, 2004, Exercise Price $32.50	300
	PeopleSoft, Inc.
800	Expiration October 16, 2004, Exercise Price $20.00	280
700	Expiration November 20, 2004, Exercise Price $20.00	700
	The Titan Corporation:
200	Expiration October 16, 2004, Exercise Price $12.50	300
	TOTAL OPTIONS WRITTEN
	(Premiums received $1,883)	$ 1,580

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are designed to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time period specified in the U.S. Securities and Exchange Commission’s rules and forms, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Merger Fund VL

By (Signature and Title)_/s/ Frederick W. Green
Frederick W. Green, President

Date  November 12, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Frederick W. Green
Frederick W. Green, President

Date  November 12, 2004

By (Signature and Title) /s/ Bonnie L. Smith
Bonnie L. Smith, Treasurer

Date  November 11, 2004

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